Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents balance

	December 31, 2017		December 31, 2018
	Amount	RMB equivalent	Amount	RMB equivalent

RMB	1,627,044	1,627,044	4,707,868	4,707,868
US$	151,529	990,388	188,869	1,296,284
Others	-	-	N/A	79
Total		2,617,432		6,004,231